Debt Financings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Financings
Schedule of debt financing
	September 30, 2012	December 31, 2011
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	1,982,649	2,335,147
Secured bank debt(a)	2,014,234	2,246,936
Institutional secured term loans	1,450,000	1,300,000
Less: Deferred debt discount	(8,141)	(17,452)

	9,338,742	9,764,631
Unsecured
Bonds and Medium-Term Notes	13,910,064	13,658,769
Less: Deferred debt discount	(39,701)	(39,128)

	13,870,363	13,619,641

Total Senior Debt Financings	23,209,105	23,384,272
Subordinated Debt	1,000,000	1,000,000

	$24,209,105	$24,384,272

(a)
Of this amount, $279.2 million (2012) and $97.0 million (2011) is non-recourse to ILFC. These secured financings were incurred by VIEs and consolidated into our condensed, consolidated financial statements.

	December 31,
	2011	2010
	(Dollars in thousands)
Secured
Senior secured bonds	$3,900,000	$3,900,000
ECA financings	2,335,147	2,777,285
Bank debt(a)	2,246,936	1,601,658
Other secured financings	1,300,000	1,300,000
Less: Deferred debt discount	(17,452)	(22,309)

	9,764,631	9,556,634
Unsecured
Bonds and Medium-Term Notes	13,658,769	16,810,843
Bank debt	—	234,600
Less: Deferred debt discount	(39,128)	(47,977)

	13,619,641	16,997,466

Total Senior Debt Financings	23,384,272	26,554,100
Subordinated debt	1,000,000	1,000,000

	$24,384,272	$27,554,100

(a)
Of this amount, $97.0 million (2011) and $113.7 million (2010) is non-recourse to ILFC. These secured financings were incurred by VIEs, and consolidated into our consolidated financial statements. The amounts are considered immaterial for separate disclosure on the face of the consolidated balance sheets.

Schedule of information regarding the collateral provided for secured debt
	As of September 30, 2012
	Secured Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Bonds	$3,900,000	$6,559,515		174
ECA Financings	1,982,649	5,399,268		119
Secured Bank Debt(a)	2,014,234	2,958,706	(a)	63	(a)
Institutional Secured Term Loans	1,450,000	2,852,834		97

Total	$9,346,883	$17,770,323		453

  (a)
  Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and do not include the book value or number of AeroTurbine assets securing the AeroTurbine revolving credit agreement, under which $266.0 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

	As of December 31, 2011
	Debt Outstanding	Net Book Value		Number of Aircraft
	(Dollars in thousands)
Senior Secured Notes	$3,900,000	$6,804,212		174
ECA Financings	2,335,147	5,582,665		119
Bank Debt	2,246,936	5,201,225	(a)	151	(a)
Other Secured Financings	1,300,000	2,448,896		80

Total	$9,782,083	$20,036,998		524

(a)
Amounts represent net book value and number of aircraft securing ILFC secured bank term debt and does not include the book value or number of AeroTurbine other assets securing the AeroTurbine revolving credit agreement, under which $268.6 million is included in the total Debt outstanding. ILFC guarantees the AeroTurbine revolving credit agreement on an unsecured basis.

Schedule of foreign currency adjustment related to foreign currency denominated notes

Foreign currency adjustment related to foreign currency denominated debt at December 31, 2010	$165,400
Foreign currency period adjustment of non-US$ denominated debt	104,800
Repayment of debt principal from cash receipts under derivative contracts at the maturity of the debt and the derivative contract(a)	(270,200)

Foreign currency adjustment related to foreign currency denominated debt at December 31, 2011	$—

(a)
We had hedged the foreign currency exposure through foreign currency swaps.

Schedule of maturities of debt financing (excluding deferred debt discount)

(Dollars in thousands)
2012	$3,043,473
2013	4,006,594
2014	2,990,616
2015	2,765,121
2016	3,234,757
Thereafter	8,400,291

$24,440,852